Note 5 - Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(
5
) CONCENTRATIONS OF CREDIT RISK:

Significant concentrations of credit risk for all financial instruments owned by the Company are as follows:

DEMAND DEPOSITS––We maintain bank accounts in Federal credit unions and other financial institutions, which are insured up to the Federal Deposit Insurance Corporation limits. The bank accounts may
exceed federally insured levels; however, we have
not
experienced any losses in such accounts.